American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2025

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.9%
Diversified Bond Fund G Class	49,896,728	464,538,538
High Income Fund G Class	10,217,987	89,713,928
Inflation-Adjusted Bond Fund G Class	7,761,284	84,209,935
Short Duration Fund G Class	19,651,426	193,763,059
Short Duration Inflation Protection Bond Fund G Class	16,777,643	181,030,766
		1,013,256,226
Domestic Equity Funds — 31.5%
Focused Large Cap Value Fund G Class	19,940,463	221,139,735
Growth Fund G Class	1,417,883	103,349,490
Heritage Fund G Class	1,368,396	44,034,996
Large Cap Equity Fund G Class	3,634,783	216,778,456
Mid Cap Value Fund G Class	4,618,350	75,602,396
Select Fund G Class	455,251	70,053,961
Small Cap Dividend Fund G Class	2,544,833	25,066,605
Small Cap Growth Fund G Class	987,624	26,112,772
		782,138,411
International Fixed Income Funds — 14.9%
Emerging Markets Debt Fund G Class	3,165,957	30,013,276
Global Bond Fund G Class	38,110,574	339,184,106
		369,197,382
International Equity Funds — 12.7%
Global Real Estate Fund G Class	1,905,669	26,393,518
International Growth Fund G Class	8,882,115	127,547,166
International Small-Mid Cap Fund G Class	1,236,711	14,976,565
International Value Fund G Class	13,167,558	146,159,894
		315,077,143
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,993,412,913)		2,479,669,162
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$2,479,669,162

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$531,334	$6,835	$91,796	$18,166	$464,539	49,897	$(8,340)	$6,325
High Income Fund	100,269	1,780	14,434	2,099	89,714	10,218	(1,342)	1,780
Inflation-Adjusted Bond Fund	92,523	—	10,957	2,644	84,210	7,761	(379)	—
Short Duration Fund	219,488	2,691	30,855	2,439	193,763	19,651	(1,491)	2,692
Short Duration Inflation Protection Bond Fund	203,793	—	24,644	1,882	181,031	16,778	1,023	—
Focused Large Cap Value Fund	226,711	1,446	8,595	1,578	221,140	19,940	4,208	1,446
Growth Fund	104,565	—	3,000	1,784	103,349	1,418	9,003	—
Heritage Fund	48,132	—	1,764	(2,333)	44,035	1,368	2,338	—
Large Cap Equity Fund	266,243	—	35,038	(14,427)	216,778	3,635	32,069	—
Mid Cap Value Fund	81,829	482	5,859	(850)	75,602	4,618	2,063	482
Select Fund	69,966	—	6,952	7,040	70,054	455	507	—
Small Cap Dividend Fund	26,058	202	927	(266)	25,067	2,545	(71)	201
Small Cap Growth Fund	26,226	—	1,369	1,256	26,113	988	554	—
Emerging Markets Debt Fund	31,778	758	4,035	1,512	30,013	3,166	(374)	758
Global Bond Fund	385,564	5,116	60,632	9,136	339,184	38,111	(5,386)	5,035
Global Real Estate Fund	25,526	—	299	1,167	26,394	1,906	51	—
International Growth Fund	121,178	242	86	6,213	127,547	8,882	3	—
International Small-Mid Cap Fund	14,791	—	679	864	14,976	1,237	179	—
International Value Fund	141,866	2,640	5,186	6,840	146,160	13,168	2,454	—
	$2,717,840	$22,192	$307,107	$46,744	$2,479,669	205,742	$37,069	$18,719
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.